Offerings - Offering: 1	Sep. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2036
Maximum Aggregate Offering Price	$ 1,497,780,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,310.12
Offering Note